Label	Element	Value
Evercore Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Evercore Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Evercore Equity Fund (the “Fund”) is to produce growth of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of realization of current income through the receipt of interest or dividends from investments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During its most recent fiscal year, the Fund’s portfolio turnover rate was 22.6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.60%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes acquired fund fees and expenses and does not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived and Expenses Absorbed provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The one year example and the first year of the three, five and ten year examples are based on net operating expenses, which reflect the expense limitation by the Adviser.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund attempts to achieve its primary investment objective to produce growth of capital by investing principally in a diversified portfolio of domestic common stocks.  The Fund seeks to achieve its secondary objective of income generation, which may accompany capital appreciation, through selection of dividend-paying securities.  There can be no assurance that the Fund’s investment objectives will be achieved. Although the Fund invests primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities, either directly or indirectly through investments in American Depositary Receipts (“ADRs”).

The Fund may invest in companies of any size.  The Adviser uses fundamental analysis to analyze and invest in a portfolio mixture of large, medium and small capitalization companies, subject to the Fund’s investment restrictions and diversification status.

The Adviser analyzes financial measures of companies in which it may invest, including pre-tax margins, return on equity and cash flow, and earnings.  The Adviser further emphasizes understanding and evaluating the capital allocation strategy of the companies.

The Adviser continuously monitors investments and assesses whether fundamentals justify continuing to hold particular securities.  If the fundamentals do not, the Fund will sell the security.

In practical application, the Fund attempts to attain its investment objectives by relying on two fundamental practices:

•	Careful selection of securities - based on the fundamental operating performance of individual companies relative to other available investments.

•
Broad diversification among industries and their companies – the Adviser believes this approach is fundamental to spreading the risk that is inherent in any single investment while recognizing that such risk cannot be eliminated.

The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your investment in the Fund. The following principal risks can affect the value of your investment:

•
Equity Risk.  The market value of stocks or other equity securities held by the Fund may fluctuate more dramatically than other asset classes over a shorter period of time.  These price movements may result from changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

•
Dividend Risk. Dividends received on common stocks are not fixed but are declared at the discretion of an issuer’s board of directors.  There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels or increase over time.  A portion of the distributions that the Fund receives may be a return of capital.

•
Smaller Companies Risk.  Securities of smaller companies may be more volatile and less liquid than the securities of large-cap companies.  Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.

•
Management Risk.  The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect or fail to produce the intended results.

•
Medium and Large Companies Risk.  Compared to smaller companies, medium- and large-cap companies may be less responsive to changes and opportunities.  At times, the stocks of larger companies may lag other types of stocks in performance.  Compared to larger companies, medium companies may have a shorter history of operations, and may have limited product lines, markets for their products or services or financial resources as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.

•
Foreign Securities Risk.  Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds.  Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at http://www.evercoreequityfund.com, or by calling the Fund toll-free at 1-800-443-4693.

The Fund has adopted the performance, history and financial statements of its predecessor fund, the Wall Street Fund, which was advised by the Adviser and had the same investment objectives and strategies as the Fund (the “Predecessor Fund”), as a result of the reorganization of the Predecessor Fund into the Fund on October 1, 2014.  Accordingly, the performance information shown below for periods prior to October 1, 2014 is that of the Predecessor Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-443-4693
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.evercoreequityfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q3 ‘09 = 16.94% Worst Quarter Q4 ‘08 = -23.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.11%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund’s shares were sold at the end of the specified period.  The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2016
Evercore Equity Fund | Standard & Poor’s 500® Composite Stock Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Standard & Poor’s 500 ® Composite Stock Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.95%
Evercore Equity Fund | Russell 1000® Index (reflects no deduction for fees, expense or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 ® Index (reflects no deduction for fees, expense or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.08%
Evercore Equity Fund | Evercore Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Less: Fee Waiver/ Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	333
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	583
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,299
Annual Return 2007	rr_AnnualReturn2007	16.92%
Annual Return 2008	rr_AnnualReturn2008	(41.02%)
Annual Return 2009	rr_AnnualReturn2009	34.02%
Annual Return 2010	rr_AnnualReturn2010	15.08%
Annual Return 2011	rr_AnnualReturn2011	0.67%
Annual Return 2012	rr_AnnualReturn2012	9.77%
Annual Return 2013	rr_AnnualReturn2013	37.65%
Annual Return 2014	rr_AnnualReturn2014	15.74%
Annual Return 2015	rr_AnnualReturn2015	(2.30%)
Annual Return 2016	rr_AnnualReturn2016	5.31%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.78%
Evercore Equity Fund | Evercore Equity Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.36%
Evercore Equity Fund | Evercore Equity Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.48%

[1]	Evercore Wealth Management, LLC (the "Adviser" or "EWM") has contractually agreed to waive its fees and/or reimburse the Fund for any expenses (excluding taxes, interest, brokerage fees, acquired fund fees and expenses, if any, and extraordinary expenses) to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.00% of the Fund's average daily net assets. This agreement will continue in effect until April 30, 2018, with successive renewal terms of one year unless terminated by the Fund's Board of Trustees prior to any such renewal. The Adviser has the right to receive reimbursement for fee reductions and/or expense payments made in the prior three fiscal years provided that after giving effect to such reimbursement, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.00% of average daily net assets in the year of reimbursement.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes acquired fund fees and expenses and does not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived and Expenses Absorbed provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.